Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes
20.A Deferred Income Taxes
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position by source of temporary differences:

As at December 31,	2018		2017
	Assets(1)	Liabilities(1)	Assets(1)	Liabilities(1)
Investments	$(738)	$8	$(841)	$116
Policy liabilities(2)	1,116	379	1,218	322
Deferred acquisition costs	95	(1)	84	7
Losses available for carry forward	600	(48)	543	(6)
Pension and other employee benefits	183	(136)	201	(150)
Other(3)	(47)	120	90	114
Total	$1,209	$322	$1,295	$403
Total net deferred tax asset	$887		$892

(1)
Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority. Negative amounts reported under Assets are deferred tax liabilities included in a net deferred tax asset position; negative amounts under Liabilities are deferred tax assets included in a net deferred tax liability position.

(2)	Consists of Insurance contract liabilities and Investment contract liabilities net of Reinsurance assets.
(3) Includes unused tax credits.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2017	$(957)	$896	$77	$549	$351	$(24)	$892
Charged to statement of operations	195	(170)	6	107	(26)	(149)	(37)
Charged to other comprehensive income	45	—	—	(13)	(17)	9	24
Charged to equity, other than other comprehensive income	—	—	6	—	—	3	9
Foreign exchange rate movements	(29)	11	7	5	11	(6)	(1)
As at December 31, 2018	$(746)	$737	$96	$648	$319	$(167)	$887

(1)	Consists of Insurance contract liabilities and Investment contract liabilities net of Reinsurance assets.
(2) Includes unused tax credits.

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2016	$(1,064)	$517	$171	$513	$410	$214	$761
Acquisitions (disposals) through business combinations	—	—	—	—	—	(10)	(10)
Charged to statement of operations	132	388	(74)	43	(66)	(209)	214
Charged to other comprehensive income	(73)	—	—	(9)	22	(4)	(64)
Foreign exchange rate movements	48	(9)	(20)	2	(15)	(15)	(9)
As at December 31, 2017	$(957)	$896	$77	$549	$351	$(24)	$892

(1)	Consists of Insurance contract liabilities and Investment contract liabilities net of Reinsurance assets.
(2) Includes unused tax credits.

We have accumulated non-capital tax losses, primarily in Canada, the Philippines, and the U.K., totaling $3,245 ($2,662 in 2017). The benefit of these tax losses has been recognized to the extent that it is probable that the benefit will be realized. In addition, in the U.S., we have, net capital losses of $30 ($26 in 2017) for which a deferred tax asset of $6 ($6 in 2017) has been recognized. Unused tax losses for which a deferred tax asset has not been recognized amount to $702 as of December 31, 2018 ($511 in 2017) primarily in the Philippines and Indonesia. We also have capital losses of $460 in the U.K. ($449 in 2017) and $176 in Canada ($176 in 2017) for which a deferred tax asset of $102 ($100 in 2017) has not been recognized.

We will realize the benefit of tax losses carried forward in future years through a reduction in current income taxes as and when the losses are utilized. These tax losses are subject to examination by various tax authorities and could be reduced as a result of the adjustments to tax returns. Furthermore, legislative, business or other changes may limit our ability to utilize these losses.

Included in the deferred tax asset related to losses available for carry forward are tax benefits that have been recognized on losses incurred in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, we rely on projections of future taxable profits, and we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.

The non-capital losses carried forward in Canada expire beginning in 2028 and the capital losses can be carried forward indefinitely. The operating and capital losses in the U.K. can be carried forward indefinitely. The non-capital losses in the Philippines can be carried forward three years, and the non-capital losses in Indonesia can be carried forward five years. Net capital losses in the U.S. expire beginning in 2021.

We recognize a deferred tax liability on all temporary differences associated with investments in subsidiaries, branches, joint ventures and associates unless we are able to control the timing of the reversal of these differences and it is probable that these differences will not reverse in the foreseeable future. As at December 31, 2018, temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognized amount to $5,723 ($5,611 in 2017).
20.B Income Tax Expense (Benefit)
20.B.i In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

	2018	2017
Current income tax expense (benefit):
Current year	$561	$445
Adjustments in respect of prior years, including resolution of tax disputes	(1)	25
Tax rate and other legislative changes	—	46
Total current income tax expense (benefit)	560	516
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	42	(151)
Tax expense (benefit) arising from unrecognized tax losses	4	—
Adjustments in respect of prior years, including resolution of tax disputes	(9)	(10)
Tax rate and other legislative changes	—	(53)
Total deferred income tax expense (benefit)	37	(214)
Total income tax expense (benefit)	$597	$302

20.B.ii Income tax benefit (expense) recognized directly in equity for the years ended December 31:

	2018	2017
Recognized in other comprehensive income:
Current income tax benefit (expense)	$(4)	$2
Deferred income tax benefit (expense)	24	(64)
Total recognized in other comprehensive income	20	(62)
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	9	—
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in other comprehensive income	$29	$(62)

20.B.iii Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2018		2017
		%		%
Total net income (loss)	$2,914		$2,487
Add: Income tax expense (benefit)	597		302
Total net income (loss) before income taxes	$3,511		$2,789

Taxes at the combined Canadian federal and provincial statutory income tax rate	$939	26.8	$746	26.8
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(222)	(6.3)	(257)	(9.2)
Tax exempt investment income	(131)	(3.8)	(213)	(7.6)
Tax (benefit) cost of unrecognized tax losses and tax credits	4	0.1	—	—
Tax rate and other legislative changes	—	—	(7)	(0.3)
Adjustments in respect of prior years, including resolution of tax disputes	(10)	(0.3)	15	0.5
Other	17	0.5	18	0.6
Total tax expense (benefit) and effective income tax rate	$597	17.0	$302	10.8

Statutory income tax rates in other jurisdictions in which we conduct business range from 0% to 30%, which creates a tax rate differential and corresponding tax provision difference compared to the Canadian federal and provincial statutory rate when applied to foreign income not subject to tax in Canada. Generally, higher earnings in jurisdictions with higher statutory tax rates result in an increase of our tax expense, while earnings arising in tax jurisdictions with statutory rates lower than 26.75% (rounded to 26.8% in the table above) reduce our tax expense. These differences are reported in higher (lower) effective rates on income subject to taxation in foreign jurisdictions. The benefit reported in 2018 included higher income in jurisdictions with low statutory income tax rates compared to 2017, as well as losses in jurisdictions with high statutory income tax rates.

Tax exempt investment income includes tax rate differences related to various types of investment income that is taxed at rates lower than our statutory income tax rate, such as dividend income, capital gains arising in Canada, and various others. Fluctuations in foreign exchange rates, changes in market values of real estate properties and other investments have an impact on the amount of these tax rate differences.

Tax (benefit) cost of unrecognized tax losses/tax credits reflects unrecognized losses in Asia that were recognized in 2018.

U.S. tax reform legislation was signed into law on December 22, 2017 and took effect on January 1, 2018. The legislation includes a reduction to the corporate tax rate from 35% to 21% for tax years beginning after 2017, and a one-time tax on the deemed repatriation of foreign earnings. Tax rate and other legislative changes in 2017 includes a benefit relating to the revaluation of our deferred tax balances of $53 and a one-time deemed repatriation charge of $46.

Adjustments in respect of prior periods, including the resolution of tax disputes relates primarily to tax audit adjustments and the finalization of tax filings in Canada, Asia and the U.S. in 2018, and in Canada and the U.S. in 2017.

Other in 2018 includes a charge of $28 ($26 in 2017) relating to withholding taxes on distributions from our foreign subsidiaries. The charge has been primarily offset by a benefit of $16 relating to investments in joint ventures in Asia ($16 in 2017), which are accounted for using the equity method.